Huber Small Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2022 (Unaudited)

Shares	COMMON STOCKS - 92.81%	Value
	Asset Management - 3.44%
8,381	Virtus Investment Partners, Inc.	$1,729,168

	Automotive - 2.66%
55,714	Miller Industries, Inc.	1,338,808

	Banking - 20.98%
12,931	C&F Financial Corp.	575,688
37,216	Capstar Financial Holdings, Inc.	781,908
177,559	Carter Bankshares, Inc. (a)	2,476,948
12,541	First Bancorp	475,053
2,683	First Citizens BancShares, Inc. - Class A	2,030,173
112,379	First Horizon Corp.	2,512,794
12,905	First United Corp.	232,548
11,653	Northrim BanCorp, Inc.	485,348
11,725	South State Corp.	993,928
		10,564,388
	Chemicals - 3.66%
18,088	Innospec, Inc.	1,844,976

	Commercial Support Services - 1.59%
20,100	H&R Block, Inc.	803,196

	Computer and Peripheral Equipment Manufacturing - 1.11%
32,500	Xerox Holdings Corp.	556,725

	Consumer Services - 4.09%
87,484	Rent-A-Center, Inc.	2,058,499

	Electric Utilities - 0.99%
9,704	Portland General Electric Co.	498,203

	Entertainment Content - 2.17%
131,300	Lions Gate Entertainment Corp. - Class B (a)(c)	1,091,103

	Forestry, Paper & Wood Products - 3.57%
112,541	Mercer International, Inc.	1,796,154

	Gas & Water Utilities - 1.51%
10,500	National Fuel Gas Co.	759,570

	Health Care Facilities & Services - 2.53%
37,208	Hanger, Inc. (a)	690,952
8,801	Tenet Healthcare Corp. (a)	581,922
		1,272,874
	Insurance - 2.50%
67,244	CNO Financial Group, Inc.	1,260,825

	Leisure Facilities & Services - 1.13%
47,354	Boston Pizza Royalties Income Fund (b)	567,634

	Leisure Products - 2.89%
64,884	JAKKS Pacific, Inc. (a)	1,452,753

	Media & Entertainment - 0.46%
27,900	System1, Inc. (a)	229,338

	Medical Equipment & Devices - 1.98%
10,220	CONMED Corp.	997,779

	Metals & Mining - 1.01%
43,537	Sprott Physical Uranium Trust (a)(b)	509,980

	Oil & Gas Producers - 12.90%
181,238	Golar LNG Ltd. (a)	4,054,294
8,070	Gulfport Energy Operating Corp. (a)	742,763
341,900	W&T Offshore, Inc.(a)	1,699,243
		6,496,300
	Oil & Gas Services & Equipment - 6.89%
284,884	CSI Compressco LP	367,500
8,124	Ranger Energy Services, Inc. (a)	74,660
690,298	TETRA Technologies, Inc. (a)	3,023,505
		3,465,665

	Retail - Discretionary - 0.68%
45,200	Tilly's, Inc. - Class A	342,164

	Specialty Finance - 2.10%
30,702	Enova International, Inc. (a)	1,059,526

	Technology Hardware - 0.09%
4,046	Comtech Telecommunications Corp.	47,014

	Technology Services - 11.88%
84,897	KBR, Inc.	4,519,067
15,110	Science Applications International Corp.	1,463,706
		5,982,773
	TOTAL COMMON STOCKS (Cost $29,154,621)	46,725,415

	REIT - 2.12%
	REIT: Industrial - 2.12%
16,937	Granite Real Estate Investment Trust (b)	1,069,572
	TOTAL REIT (Cost $494,086)	1,069,572

	MONEY MARKET FUNDS - 3.70%
930,292	First American Government Obligations Fund, Institutional Class, 1.70% (d)	930,292
930,291	First American Treasury Obligations Fund, Institutional Class, 1.80% (d)	930,291
	TOTAL MONEY MARKET FUNDS (Cost $1,860,583)	1,860,583

	Total Investments in Securities (Cost $31,509,290) - 98.63%	49,655,570
	Other Assets in Excess of Liabilities - 1.37%	688,050
	NET ASSETS - 100.00%	$50,343,620

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of July 31, 2022.

Huber Small Cap Value Fund
Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Huber Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$1,091,103	$-	$-	$1,091,103
Consumer Discretionary	5,759,857	-	-	5,759,857
Energy	9,961,965	-	-	9,961,965
Financials	14,613,907	-	-	14,613,907
Health Care	2,270,653	-	-	2,270,653
Industrials	803,196	-	-	803,196
Materials	4,151,110	-	-	4,151,110
Technology	6,815,851	-	-	6,815,851
Utilities	1,257,773	-	-	1,257,773
Total Common Stocks	46,725,415	-	-	46,725,415
REIT	1,069,572	-	-	1,069,572
Money Market Funds	1,860,583	-	-	1,860,583
Total Investments in Securities	$49,655,570	$-	$-	$49,655,570

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.